Intangible assets - Remaining amortization period on intangibles resulting from business combinations (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Y	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Intangible assets
Amortization of intangible assets | €	€ 6,389	€ 6,504	€ 6,926
Patents and licenses
Intangible assets
Remaining amortization period technology related intangible assets acquisition	3 years 4 months 24 days
Software
Intangible assets
Remaining amortization period technology related intangible assets acquisition	1 year 3 months 18 days
Acquired customers, technology | FEops Nv
Intangible assets
Remaining amortization period technology related intangible assets acquisition	6 years 7 months 6 days
RS Print | Acquired customers, technology
Intangible assets
Remaining amortization period customer related intangible assets acquisition	3.2
Remaining amortization period technology related intangible assets acquisition	2 years 9 months 18 days
ACTech | Acquired customers, technology
Intangible assets
Remaining amortization period customer related intangible assets acquisition	12
Cenat | Acquired customers, technology
Intangible assets
Remaining amortization period customer related intangible assets acquisition	0.25
Motion and Engimplan | Acquired customers, technology
Intangible assets
Impairments | €	€ 2,915